15. STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
STOCK OPTIONS AND WARRANTS

Blast 2003 Stock Option Plan and 2009 Stock Incentive Plan

As of December 31, 2012, 10,205 shares of common stock granted under Blast’s 2003 Stock Option Plan and 2009 Stock Incentive Plan remain outstanding and exercisable. No options were issued under these plans in 2012.

2012 Incentive Plan

On July 27, 2012, the shareholders of the Company approved the 2012 Equity Incentive Plan (the “2012 Incentive Plan”), which was previously approved by the Board of Directors on June 27, 2012, and authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the 2012 Incentive Plan, to the Company’s employees, officers, directors and consultants. A total of 2,000,000 shares of Common Stock are eligible to be issued under the 2012 Incentive Plan.

PEDCO 2012 Equity Incentive Plan

As a result of the Merger, the Company assumed the PEDCO 2012 Equity Incentive Plan (the “PEDCO Incentive Plan”), which was adopted by PEDCO on February 9, 2012. The PEDCO Incentive Plan authorized PEDCO to issue an aggregate of 1,000,000 shares of common stock in the form of restricted shares, incentive stock options, non-qualified stock options, share appreciation rights, performance share, and performance unit under the PEDCO Incentive Plan. As of December 31, 2012, options to purchase 1,221,667 shares of PEDCO common stock and 551,667 shares of PEDCO restricted common stock had been granted under this plan (all of which were granted by PEDCO prior to the closing of the Merger, with such grants being assumed by the Company and remaining subject to the PEDCO Incentive Plan following the consummation of the Merger). The Company does not plan to grant any additional awards under the PEDCO Incentive Plan post-Merger.

Options

In 2011, the Company granted a non-qualified performance-based option to its consulting executive vice president for 100,000 shares of Common Stock at $0.24 per share with a term of 10 years. At December 31, 2011, none of the performance milestones had been met and, as a result, no expense was recorded in 2011 for this award. This award was modified in February 2012 to a time-based vesting schedule in connection with this consultant becoming a full-time employee of the Company. The vesting terms of the option exercisable for these 100,000 shares are now 50% of the shares subject to the option vesting on March 1, 2012, 25% on June 1, 2012, and the balance of 25% on January 1, 2013, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $19,800.

In 2012, options to purchase an aggregate of 88,333 shares of Common Stock were granted to five consultants and employees at an exercise price of $0.30 per share. The options have terms of 10 years and vest in February 2014. 50% of the shares subject to the options vest six months from the date of grant, 20% vest one year from the date of grant, 20% vest eighteen months from the date of grant, and the final 10% vest two years from the date of grant, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $20,670.

In 2012, options to purchase an aggregate of 1,133,334 shares of Common Stock were granted to management and employees at an exercise price of $0.51 per share. The options have terms of 10 years and vest in June 2014. 50% of the shares subject to the options vest six months from the date of grant, 20% vest one year from the date of grant, 20% vest eighteen months from the date of grant, and the final 10% vest two years from the date of grant, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $272,000.

During the year ended December 31, 2012, the Company recognized option stock-based compensation expense of $243,081. The remaining amount of unamortized stock options expense at December 31, 2012 is $122,963 The Black-Scholes option-pricing model was used to determine fair value. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) a discount rate range of 0.27% to 0.41%, (2) expected term of 2 years, (3) expected volatility range of 88% to 173%, and (4) zero expected dividends.

The intrinsic value of outstanding and exercisable options at December 31, 2012 was $6,870,330 and $3,144,095, respectively.

Option activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contract Term (years)
Outstanding at January 1, 2012	176,667	$	$ 0.24	9.75
Granted under Blast merger	12,973		125.15
Granted	1,221,667		0.49
Exercised	(190,333)		0.46
Forfeited and cancelled	(2,768)		$381.63

Outstanding at December 31, 2012	1,218,206		$0.92	9.30

Exercisable at December 31, 2012	561,372		$1.44	9.20

Option activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	176,667	0.24
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	176,667	$0.24	9.75

Exercisable at December 31, 2011	-	$-	-

Summary of options outstanding and exercisable as of December 31, 2012:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	1.08	149,667	103,667
0.30	0.60	80,000	35,833
0.51	7.60	978,333	411,666
30.24	0.02	5,953	5,953
33.60	-	2,247	2,247
67.20	-	893	893
127.68	-	36	36
134.40	-	298	298
204.96	-	36	36
268.80	-	743	733
$0.24 to $268.80	9.30	1,218,206	561,372

Summary of options outstanding and exercisable as of December 31, 2011:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	9.75	176,667	-

Warrants

All of the warrants described below were issued in 2012.

In connection with the Series A Preferred Stock issuances, the Company issued warrants to its placement agent and an employee thereof to purchase a total of 20,000 shares of Series A Preferred Stock valued at $1.26 per share on the grant date. These warrants have an exercise price of $2.25 per share and expire in April 2015.

Warrants to purchase an aggregate of 33,334 shares of Common Stock were granted to an advisor at an exercise price of $0.30 per share. The warrants have a term of 10 years and are fully vested on the date of grant. The Company recorded $8,000 of stock compensation expense on the date of grant.

The Company issued warrants to an advisor to purchase a total of 2,167 shares of its Series A Preferred Stock valued at $1.26 per share on the grant date. These warrants have an exercise price of $2.25 per share and expire in May 2015. The Company recorded $2,714 of stock compensation expense on the date of grant.

As part of the sale of 50% of the ownership interests in White Hawk to an affiliate of MIE Holdings, the Company granted a two-year warrant to the affiliate of MIE Holdings exercisable for 166,667 shares of Company common stock at $3.75 per share valued at $1,586, exercisable solely on a cash basis, and granted a two-year warrant to the affiliate of MIE Holdings exercisable for 166,667 shares of Company common stock at $4.50 per share valued at $1,000, exercisable solely on a cash basis. The Company recorded $2,586 of stock-based compensation expense for the fair value of the warrants issued on the date of grant.

The Company issued warrants to seven consultants who provided placement agent services to purchase a total of 47,806 shares of its Series A Preferred Stock valued at $1.26 on the grant date. These warrants have an exercise price of $2.25 per share and expire in July 2015.

The Company issued warrants to three consultants who provided services for public relations, marketing, and Merger integration support to purchase a total of 41,667 shares of its Common Stock valued at $1.25 on the grant date. These warrants have an exercise price of $2.25 per share and expire in July 2015. The Company recorded $52,156 of stock-based compensation expense for the fair value of the warrants issued on the date of grant.

The Company acquired 68,736 warrants as part of the merger with Blast.

The principals of Trident Partners Ltd. (“Trident principals”) were issued an aggregate of 1,670 shares of the Company’s common stock upon the cashless net exercise of warrants exercisable for a total of 3,795 shares of the Company’s common stock that were originally issued to the Trident principals on June 3, 2011 and December 22, 2011 with an exercise price of $3.36 per share.

During the year ended December 31, 2012, the Company recognized warrant stock based compensation expense of $62,839. Fair value was determined by using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the warrants issued include: (1) discount rate range of 0.30% to 1.12%, (2) expected term range of 2 to 3 years, (3) expected volatility of 83%, and (4) zero expected dividends.

The intrinsic value of outstanding as well as exercisable warrants at December 31, 2012 was $1,883,479.

Warrant activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2012	193,334	$1.89	4.04
Granted under Blast merger	68,736	141.81
Granted	479,195	3.42
Exercised	(106,890)	1.56
Forfeited and cancelled	(744)	33.60

Outstanding at December 31, 2012	633,631	$18.25	2.43

Exercisable at December 31, 2012	633,631	$18.25	2.43

Warrant activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	193,334	1.89	4.04
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	193,334	$1.89	4.04

Exercisable at December 31, 2011	193,334	$1.89	4.04

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Exercise Price		Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$	$ 0.24	0.46	33,334	33,334
	0.30	0.49	33,334	33,334
	2.25	0.72	205,862	205,862
	3.36	0.00	4,882	4,882
	3.75	0.37	166,667	166,667
	4.50	0.37	166,667	166,667
	67.20	0.00	2,529	2,529
	336.00	0.00	2,232	2,232
	483.84	0.02	18,124	18,124
	$0.24 to $483.84	2.43	633,631	633,631

Summary of warrants outstanding and exercisable as of December 31, 2011 is as follows:

Exercise Price	Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$0.24	1.69	33,334	33,334
2.25	2.35	160,000	160,000
$0.24 to $2.25	4.04	193,334	193,334